UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2008

Date of reporting period:  August 31, 2008

Item 1. Reports to Stockholders.

Annual Report

FUSION GLOBAL
LONG/SHORT FUND

August 31, 2008

Investment Adviser

Fusion Asset Management, LLC
10425 Double R Blvd.
Reno, NV 89521

Phone: 1-877-600-7788
www.fusionmutualfunds.com

Table of Contents

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLE	6
INVESTMENT HIGHLIGHTS	8
SCHEDULE OF INVESTMENTS	10
STATEMENT OF ASSETS AND LIABILITIES	11
STATEMENT OF OPERATIONS	12
STATEMENT OF CHANGES IN NET ASSETS	13
FINANCIAL HIGHLIGHTS	14
NOTES TO FINANCIAL STATEMENTS	15
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM	19
ADDITIONAL INFORMATION	20

Fusion Funds – Annual Letter to Shareholders

Dear Fellow Investors,

It is no headline at all to say that these continue to be the most turbulent & chaotic times the world has seen in generations. A day doesn’t seem to go by without a story of another trusted, ‘blue chip’, financial institution reporting losses in the billions and on the brink of failure. In fact, it is being reported that the entire financial system is near collapse. Of course, whether or not this actually comes to pass remains to be seen.

Financial markets have been reeling for a year now, in what has become one of the most devastating bear markets in history. In fact, when using the traditional definition of a decline of 20% or more in the major stock market averages, equity markets worldwide have seen a bear market just in October 2008 alone!

We continue to be proud of our performance during these challenging times, in that the Fusion Global Long/Short Fund finished the third calendar quarter UP 2.58% YTD. The fund is -1.28% since launching on 9/28/07, both of which are far ahead of both our benchmark, and peers (see below). As of this writing, we remain in positive territory on the year (+3.25% YTD).

	As of 9/30/08
	Calendar	Since
	YTD	Inception[a]
Fusion Global Long/Short Fund	2.58%	-1.28%
S&P 500 Index	-19.29%	-21.98%
Fusion Smart Switch IndexTM	2.62%	3.37%
Lipper Long/Short Mutual Fund Average	-18.58%	-19.18%
Ranking within Lipper Long/Short Category[c]	N/A [b]	#2 out of 78 funds
Fund expenses: 2.08%

a:  Fund launched 9/28/07, making 1-yr & since inception returns identical.
b:  Per FINRA rules, we are not allowed to quote rankings of less than 1-yr.
c:  Based on total returns.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 877-600-7788 or visiting www.fusionmutualfunds.com.

The key to our success lies with our trend following models, which flashed ‘sell signals’ on stocks both in January (2008), and then again in June (2008). As opposed to most money managers who take a “bottom’s-up” approach to investing, we passionately disagree with the idea that it a good thing to “only” lose 30% of an investor’s hard-earned money, when the market is down 40%!

Instead, we believe that taking a “top down” approach to investing is absolutely critical, and that the most effective way to manage the risk inherent in financial markets is to be out of them when they are going down. We’re happy to report to you now, that this approach seems to be working!

Going forward, we don’t pretend to know where exactly the markets will bottom, nor will we ever predict it. We will also never join the chorus of voices which are proclaiming stocks to be a ‘value’. Our models are designed to only invest in stocks when they are in an up trend. They are also designed to keep the money in cash, or sell stocks short, when they are in a down trend. While our methods will never be able to predict how far a trend will persist, we believe it’s absolutely critical to make sure we’re on the right side of them.

As always, we greatly appreciate the confidence and trust you have placed in us, and will continue to take the responsibility of managing your hard-earned assets with the utmost in dedication and care.

Warmest regards,

Mike Hurley, CMT
Portfolio Manager – Fusion Global Long/Short Fund
October 31, 2008

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

The Fusion Global Long/Short Fund is considered a “funds of funds”. The Fund will bear its share of the fees and expenses of the underlying funds. Shareholders will pay higher expenses than would be the case if making direct investments in the underlying ETFs. Because the Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares. Mutual fund investing involves risk. Principal loss is possible. The Fusion Global Long/Short Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. It may make short sales of securities which involves the risk that losses may exceed the original amount invested and may invest in foreign securities in developing or emerging markets which can entail additional social, political and economic risks. It also may invest in smaller companies and debt instruments (including zero-coupon US Treasury bonds) which may be subject to higher volatility & risk than larger stocks and coupon bonds.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange.  The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. Composed of general, broad-based, asset classes (including US stocks & bonds overseas stocks and commodities) the Smart Switch Index™ is calculated using quantitative, trend following models which ‘switch smartly’ between these assets classes. Meaning, that when an asset class is in an up trend, the index will simulate a long position in that particular asset. Similarly, when trending lower, the models employed can simulate either a neutral or short exposure to that asset class. The purpose being, to provide a benchmark which represents a well balanced, and actively risk managed, portfolio. You cannot invest directly in an index.

Lipper Analytical Services, Inc. as an independent mutual fund research and rating service.  Each Lipper average represents a universe of Funds with similar investment objectives.  Rankings for the periods shown are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges.

Must be preceded or accompanied by a prospectus.

Quasar Distributors, LLC, Distributors (11/08)

FUSION GLOBAL LONG/SHORT FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, such as advisory fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/1/08–8/31/08).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of ETFs or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FUSION GLOBAL LONG/SHORT FUND
Expense Example (Continued)
(Unaudited)

	Fusion Global Long/Short Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	3/1/08	8/31/08	3/1/08 – 8/31/08*
Actual	$1,000.00	$1,026.60	$9.68
Hypothetical (5% return
before expenses)	1,000.00	1,015.58	9.63

*	Expenses are equal to the Fund’s annualized expense ratio of 1.90%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

FUSION GLOBAL LONG/SHORT FUND
Investment Highlights
(Unaudited)

The investment objective of the Fund is long-term capital appreciation across a wide variety of market conditions with the goal of providing longer term investors better returns with less volatility than the broad equity market averages across a full market cycle.

Security Type Breakdown*
% of Investments

*Excludes net
liabilities

Total Returns as of August 31, 2008

	Fusion Global		Fusion
	Long/Short	S&P 500	Smart Switch
	Fund	Index	IndexTM
Three Months	(0.68)%	(7.89)%	2.37%
Since Inception (9/28/07)	(0.95)%	(14.34)%	(0.71)%

Performance data quoted represents past performance and does not guarantee future results. The Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-600-7788.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Continued

FUSION GLOBAL LONG/SHORT FUND
Investment Highlights (Continued)
(Unaudited)

The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart illustrates performance of a hypothetical investment made in the Fund and benchmarks on inception date. The graph does not reflect any future performance.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

Composed of general, broad-based, asset classes (including US stocks & bonds overseas stocks and commodities) the Smart Switch IndexTM is calculated using quantitative, trend following models which ‘switch smartly’ between these assets classes.

Meaning, that when an asset class is in an up trend, the index will simulate a long position in that particular asset. Similarly, when trending lower, the models employed can simulate either a neutral or short exposure to that asset class. The purpose being, to provide a benchmark which represents a well balanced, and actively risk managed, portfolio.

One cannot invest directly in an index.

Hypothetical Comparison of Change in Value of $10,000 Investment

*  Inception Date

FUSION GLOBAL LONG/SHORT FUND

Schedule of Investments

		August 31, 2008
		Market
	Shares	Value
Exchange Traded Funds 48.43%
iShares Lehman 20+ Year Treasury Bond Fund	30,000	$2,815,500
iShares Lehman TIPS Bond Fund	12,000	1,276,320
iShares Russell 1000 Growth Index Fund	19,000	1,038,920
iShares Russell 2000 Growth Index Fund	26,000	2,074,540
iShares Russell 2000 Value Index Fund	15,000	1,045,950
ProShares UltraShort MSCI EAFE Fund	7,500	775,425
ProShares UltraShort MSCI Emerging Markets Fund	9,000	837,360
Total Exchange Traded Funds (Cost $9,601,113)		9,864,015

Short-Term Investments 69.10%
Investment Companies
AIM Liquid Assets	3,518,855	3,518,855
AIM STIT—ST Prime Portfolio Money Market	3,518,855	3,518,855
AIM STIT—Treasury Portfolio	3,518,856	3,518,856
Fidelity Institutional Money Market Portfolio—Select	3,518,856	3,518,856
Total Short-Term Investments (Cost $14,075,422)		14,075,422

Total Investments 117.53% (Cost $23,676,535)		23,939,437
Liabilities in Excess of Other Assets (17.53)%		(3,569,848)
Total Net Assets 100.00%		$20,369,589

The accompanying notes are an integral part of these financial statements.

FUSION GLOBAL LONG/SHORT FUND

Statement of Assets and Liabilities

August 31, 2008

Assets
Investments, at value (cost $23,676,535)	$23,939,437
Receivable for investments sold	1,534,860
Dividends and interest receivable	25,392
Receivable for Fund shares sold	21,283
Total Assets	25,520,972

Liabilities
Payable for investments purchased	4,741,480
Payable for Fund shares redeemed	377,867
Payable to Adviser	32,036
Total Liabilities	5,151,383
Net Assets	$20,369,589

Net Assets Consist Of:
Paid-in capital	$20,064,457
Undistributed net investment income	42,684
Accumulated net realized loss	(454)
Net unrealized appreciation on investments	262,902
Net Assets	$20,369,589

Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	825,008

Net asset value, redemption price and offering price per share	$24.69

The accompanying notes are an integral part of these financial statements.

FUSION GLOBAL LONG/SHORT FUND

Statement of Operations

For the Period Ended August 31, 2008(1)

Investment Income
Dividend income	$123,564
Interest income	147,795
Total Investment Income	271,359

Expenses
Advisory fees (Note 4)	197,517
Total Expenses	197,517
Net Investment Income	73,842

Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments	(471)
Change in net unrealized appreciation on investments	262,902
Net Realized and Unrealized Gain on Investments	262,431
Net Increase in Net Assets from Operations	$336,273

(1)	The Fund commenced operations on September 28, 2007.

The accompanying notes are an integral part of these financial statements.

FUSION GLOBAL LONG/SHORT FUND

Statements of Changes in Net Assets

Period Ended
August 31, 2008(1)

From Operations
Net investment income	$73,842
Net realized loss on investments	(471)
Net change in unrealized appreciation on investments	262,902
Net increase in net assets from operations	336,273

From Distributions
Net investment income	(31,141)
Net decrease in net assets resulting from distributions paid	(31,141)

From Capital Share Transactions
Proceeds from shares sold	23,834,494
Net asset value of shares issued in
reinvestment of distributions to shareholders	31,141
Costs for shares redeemed	(3,801,178)
Net increase in net assets from capital share transactions	20,064,457
Total Increase in Net Assets	20,369,589

Net Assets
Beginning of period	—
End of period	$20,369,589
Undistributed Net Investment Income	$42,701

(1)	The Fund commenced operations on September 28, 2007.

The accompanying notes are an integral part of these financial statements.

FUSION GLOBAL LONG/SHORT FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

	Period Ended
	August 31, 2008(1)
Net Asset Value, Beginning of Period	$25.00

Income (loss) from investment operations:
Net investment income	0.16	(2)
Net realized and unrealized loss on investments	(0.40)
Total from investment operations	(0.24)

Less distributions paid:
From net investment income	(0.07)
Total distributions paid	(0.07)
Net Asset Value, End of Period	$24.69
Total Return(3)	(0.95)%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$20,370
Ratio of expenses to average net assets:	1.90	%(4)
Ratio of net investment income to average net assets:	0.71	%(4)
Portfolio turnover rate(3)	283.76%

(1)	The Fund commenced operations on September 28, 2007.
(2)	Per share data using average shares outstanding method.
(3)	Not annualized for periods less than a full year.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

FUSION GLOBAL LONG/SHORT FUND
Notes to Financial Statements
August 31, 2008

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fusion Global Long/Short Fund (the “Fund”) represents a distinct diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Fund became effective and commenced operations on September 28, 2007. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Fusion Asset Management, LLC (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

The Fund values securities traded on a national securities exchange at their market value determined by their last sales price in the principal market in which these securities are normally traded. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities that are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities for which representative market quotations are not readily available are valued at fair value in accordance with procedures approved by the Board of Trustees.

(b)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Fund will distribute net investment income and net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes

FUSION GLOBAL LONG/SHORT FUND
Notes to Financial Statements (Continued)
August 31, 2008

may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are allocated between the funds of the Trust based upon the ratio of the net assets of each Fund to the combined net assets of the Trust, or other equitable means.

(g)	Other

Investment transactions are recorded on trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(h)	New Accounting Pronouncements

In July 2006, the financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund’s assertion that its income is exempt from tax) will be sustained upon examination. The Fund adopted FIN 48 in fiscal 2008. The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits

FUSION GLOBAL LONG/SHORT FUND
Notes to Financial Statements (Continued)
August 31, 2008

as of August 31, 2008. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in fiscal 2008. At August 31, 2008, the tax year 2007 remains open to examination in the Fund’s major tax jurisdictions.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Management is currently evaluating the implications of SFAS No. 157, and its impact on the financial statements has not yet been determined.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

(3)	Federal Tax Matters

Distributions paid to shareholders for the year ended August 31, 2008 were as follows:

	Ordinary	Long-term
	Income	Capital Gains
August 31, 2008	$31,141	$0

As of August 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$23,676,535
Gross tax unrealized appreciation	304,067
Gross tax unrealized depreciation	(41,165)
Net tax unrealized appreciation	$262,902
Undistributed ordinary income	42,684
Undistributed long-term capital gain	—
Total distributable earnings	$42,684
Other accumulated losses	(454)
Total accumulated earnings	$305,132

At August 31, 2008, the Fund had accumulated net realized capital loss carryovers of $110 which will expire on August 31, 2016. To the extent the Fund realizes future net

FUSION GLOBAL LONG/SHORT FUND
Notes to Financial Statements (Continued)
August 31, 2008

capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

Undistributed Net Investment Income (Loss)	(17)
Accumulated Net Realized Gain/(Loss)	17

At August 31, 2008, the Fund deferred, on a tax basis, post-October losses of $344.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. The Agreement requires the Adviser to provide or pay the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary management fee.  In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Fund an investment advisory fee computed daily and paid monthly, based on a rate equal to 1.90% of the Fund’s average daily net assets.  However, the Adviser may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis.

(5)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund. This same Trustee is an interested person of Quasar Distributors, LLC, the Fund’s distributor.

(6)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Period Ended
August 31, 2008(1)
Shares sold	979,475
Shares issued to holders in reinvestment of distributions	1,297
Shares redeemed	(155,764)
Net increase	825,008

(1)	The Fund commenced operations on September 28, 2007.

(7)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period ended August 31, 2008, were $27,682,620 and $18,075,716, respectively. The Fund did not have any purchases or sales of long-term U.S. Government securities.

FUSION GLOBAL LONG/SHORT FUND
Report of Independent Registered Public Accounting Firm

To the Shareholders of Fusion Global Long/Short Fund and
Board of Trustees of Trust for Professional Managers:

We have audited the accompanying statement of assets and liabilities of Fusion Global Long/Short Fund (the “Fund”), one of the diversified series constituting Trust for Professional Managers, including the schedule of investments, as of August 31, 2008, and the related statements of operations and changes in net assets and the financial highlights for the period from September 28, 2007 (commencement of operations) to August 31, 2008. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2008, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 2008, and the results of its operations, the changes in its net assets, and financial highlights for the period from September 28, 2007 (commencement of operations) to August 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

Milwaukee, Wisconsin
October 27, 2008

FUSION GLOBAL LONG/SHORT FUND
Additional Information
(Unaudited)

Tax Information

The Fund designates 100% of its ordinary income distribution tor the year ended August 31, 2008 as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended August 31, 2008, 100% of dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.

Indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below.

Independent Trustees

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee
Dr. Michael D. Akers	Trustee	Indefinite	Professor of	20	Independent
615 E. Michigan St.		Term; Since	Accounting		Trustee,
Milwaukee, WI 53202		August 22,	(2004–present);		USA MUTUALS
Age: 53		2001	Associate		(an open-end
			Professor of		investment
			Accounting,		company with
			Marquette		two portfolios).
University
(1996–2004).
Gary A. Drska	Trustee	Indefinite	Captain, Midwest	20	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc.		Trustee,
Milwaukee, WI 53202		August 22,	(airline company)		USA MUTUALS
Age: 51		2001	(1985–present);		(an open-end
			Director, Flight		investment
			Standards &		company with
			Training		two portfolios).
(1990–1999).

FUSION GLOBAL LONG/SHORT FUND
Additional Information (continued)
(Unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustee and Officers
Joseph C. Neuberger*	Chairperson,	Indefinite	Executive Vice	20	Director/
615 E. Michigan St.	President,	Term; Since	President,		Trustee,
Milwaukee, WI 53202	Principal	August 22,	U.S. Bancorp Fund		Buffalo Funds
Age: 46	Accounting	2001	Services, LLC		(an open-end
	Officer and		(1994–present).		investment
	Trustee				company with
nine portfolios);
Trustee,
USA MUTUALS
(an open-end
investment
company with
two portfolios).
Michael McVoy	Chief	Indefinite	Chief Compliance	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	Officer, U.S.
Milwaukee, WI 53202	Officer	August,	Bancorp Fund
Age: 51		2008	Services, LLC
(2002–present).
Rachel A. Spearo	Secretary	Indefinite	Counsel, U.S.	N/A	N/A
615 E. Michigan St.		Term; Since	Bancorp Fund
Milwaukee, WI 53202		November 15,	Services, LLC
Age: 29		2005	(2004–present).
John Buckel	Vice	Indefinite	Fund	N/A	N/A
615 E. Michigan St.	President	Term; Since	Administration and
Milwaukee, WI 53202	and	January 11,	Compliance, U.S.
Age: 51	Treasurer	2008	Bancorp Fund
Services, LLC
(2004-present);
UMB Investment
Services Group
(2000-2004).

*
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an affiliated person of Quasar Distributors, LLC, the Fund’s principal underwriter.

This Page Intentionally Left Blank.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in the annual report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION

The Fusion Global Long/Short Fund has adopted proxy voting policies and procedures that delegate to Fusion Asset Management, LLC, the Fund’s investment adviser (the “Adviser”), the authority to vote proxies. A description of the Fusion Global Long/Short Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-877-600-7788. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record is available without charge, either upon request by calling the Fund toll free at 1-877-600-7788 or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

FUSION GLOBAL LONG/SHORT FUND

Investment Adviser	Fusion Asset Management, LLC
10425 Double R Blvd.
Reno, Nevada 89521

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 N. River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is incorporated by reference to the registrant’s Form N-CSR filed on May 7, 2008.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael D. Akers is the audit committee financial expert and is considered to be independent in accordance with SEC rules.  Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, and tax services for the first fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for the first fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 8/31/2008
Audit Fees	$17,150
Audit-Related Fees	0
Tax Fees	3,300
All Other Fees	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touche LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 8/31/2008
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the first fiscal year.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 8/31/2008
Registrant	0
Registrant’s Investment Adviser	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed May 7, 2008.

(b)
(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(c)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)      /s/ Joseph Neuberger
Joseph Neuberger, President

Date  11/5/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Joseph Neuberger
Joseph Neuberger, President

Date  11/5/08

By (Signature and Title)     /s/ John Buckel
Buckel, Treasurer

Date  11/5/08